Investments In And Advances To Unconsolidated Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2011
Investments In And Advances To Unconsolidated Joint Ventures [Abstract]
Investments In And Advances To Unconsolidated Joint Ventures

Unconsolidated Joint Ventures	DCT Ownership Percentage as of December 31, 2011	Number of Buildings	Unconsolidated Net Equity Investment as of
			December 31, 2011	December 31, 2010
			(in thousands)
Institutional Funds:
DCT/SPF Industrial Operating LLC	20%	14	$45,510	$47,243
TRT-DCT Venture I	4.4%	13	548	774
TRT-DCT Venture II(3)	11.4%	5	2,172	2,437
TRT-DCT Venture III(3)	10%	5	1,491	1,594
DCT Fund I LLC	20%	6	(313)	376

Total Institutional Funds		43	49,408	52,424
Other:
Stirling Capital Investments (SCLA)(1)	50%	6	58,629	45,313
IDI/DCT, LLC(2) (3)	50%	3	28,240	37,721
IDI/DCT Buford, LLC (land only)	75%	—	3,001	2,997

Total Other		9	89,870	86,031

Total		52	$139,278	$138,455

(1)	Although we contributed 100% of the initial cash equity capital required by the venture, our partners retain certain participation rights in the venture's available cash flows.
(2)	See discussion of impairment recorded on our investment in this unconsolidated joint venture during 2011 below.
(3)

During 2011, our unconsolidated joint ventures completed dispositions of three properties in Cincinnati, Kansas City and Northern California for gross proceeds, net of joint venture partners' interest, of $13.8 million. We recognized deferred gains upon disposition of these properties totaling $0.7 million.

Selected Combined Financial Information For Unconsolidated Joint Ventures

	2011	2010	2009
Real estate, net of accumulated depreciation	$739,373	$801,048	$828,452
Total assets	$765,427	$824,188	$849,645
Secured notes payable	$290,983	$317,143	$355,840
Total liabilities	$368,018	$391,647	$431,879
Partners' capital	$397,409	$432,541	$417,766
Rental revenues	$62,971	$64,322	$68,180
Operating expenses	$16,270	$16,559	$17,662
Depreciation expense	$33,769	$33,003	$37,370
Interest expense	$20,754	$20,591	$19,706
Net income (loss)	$(12,767)	$(8,285)	$1,317